TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2016	2015

Balance at beginning of year	$871	$1,214
Reductions for prior years' tax position	(95)	(343)

Balance at the end of year	$776	$871

Schedule of Deferred Income Taxes
Significant components of the Group’s deferred tax liabilities and assets are as follows:

		December 31,
		2016	2015
1.	Provided in respect of the following:

	Carryforward tax losses	$39,734	$30,352
	Temporary differences relating to property, equipment and intangibles	3,936	3,980
	Other	9,458	7,448

	Gross deferred tax assets	53,128	41,780

	Valuation allowance	(48,225)	(36,393)

	Net deferred tax assets	4,903	5,387

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(4,839)	(5,319)

	Net deferred tax assets (foreign)	$64	$68

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$64	$68

Reconciliation of Statutory Tax Rate to Effective Tax Rate
Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2016	2015	2014
Income (loss) before taxes on income from continuing operations , as reported in the consolidated statements of operations	$(4,088)	$(50,944)	$1,200

Statutory tax rate	25.0%	26.5%	26.5%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(1,022)	$(13,500)	$318
Currency differences	(2,174)	1,709	2,545
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(5,580)	(131)	1,425
Changes in valuation allowance	11,832	6,273	(14,781)
Forfeiture of carryforward tax losses	261	929	13,549
Wavestream goodwill impairment	-	6,937	-
Exempt revenues - subsidy	(4,224)	(2,573)	(2,561)
Nondeductible expenses and other differences	2,159	1,546	1,406

	$1,252	$1,190	$1,901

Schedule of Taxes on Income
Taxes on income included in the consolidated statements of operations:

	Year ended December 31,
	2016	2015	2014

Current	$1,233	$1,108	$1,562
Prior years	15	81	332
Deferred	4	1	7

	$1,252	$1,190	$1,901

Domestic	$555	$679	$800
Foreign	697	511	1,101

	$1,252	$1,190	$1,901

Schedule of Income (Loss) Before Taxes on Income
Income (loss) before taxes on income from continuing operations:

	Year ended December 31,
	2016	2015	2014

Domestic	$(8,056)	$(12,273)	$(9,568)
Foreign	3,968	(38,671)	10,768

	$(4,088)	$(50,944)	$1,200